STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

Options

In February 2007, the Company’s Board of Directors approved the Payoneer Inc. 2007 Share Incentive Plan and the Payoneer Inc. 2007 U.S. Share Incentive Plan (hereafter together – the “2007 Plan”), where up to 3,360,000 options were reserved for grants to employees of the Company. There have been several periodic increases in options available to be granted through approval by the Company’s board of directors and stockholders. In May 2017, the Company’s Board of Directors approved the Payoneer Inc. 2017 Stock Incentive Plan (hereafter – the “2017 Plan”), where up to 21,756,714 options may be granted to employees of the Company. According to the 2017 Plan, no options shall be exercisable after the expiration of 10 years after the effective date of grant.

As of December 31, 2021, 54,665,196 options are authorized under the Plans. Each option can be exercised to purchase one share of Common Stock par value USD 0.01 each of the Company. The Company’s Board of Directors approved the grant of the following stock options:

	December 31, 2021
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining	Number	Remaining
Price	Outstanding	Contractual life	Outstanding	Contractual life
$0.010	6,890,341	8.70	643,753	8.14
$0.080	318,239	5.43	300,549	5.39
$0.140	99,959	0.73	99,959	0.73
$0.350	71,507	1.86	71,507	1.86
$0.540	1,641,129	2.45	1,641,129	2.45
$0.620	3,283,033	3.01	3,283,033	3.01
$1.380	620,637	3.79	620,637	3.79
$1.410	5,362,160	4.06	5,362,160	4.06
$1.810	495,275	3.93	495,275	3.93
$2.740	5,534,285	8.13	2,531,209	8.01
$2.800	5,334,695	5.94	5,123,696	5.94
$2.850	1,360,598	6.73	1,235,549	6.71
$2.850	47,000	9.69	11,750	9.69
$2.900	7,359,646	7.02	5,171,048	6.97
$3.020	3,436,058	5.08	3,436,058	5.08
$3.070	879,566	7.46	551,738	7.40
$3.900	1,184,889	8.84	352,049	8.56
$7.870	983,552	9.10	—	—
$9.990	37,600	9.69	—	—
	44,940,169	6.31	30,931,099	5.39

NOTE 14 – STOCK-BASED COMPENSATION (continued)

	December 31, 2020
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining Contractual	Number	Remaining Contractual
Price	Outstanding	life	Outstanding	life
$0.01	2,825,937	9.21	—	—
$0.02	513,826	0.32	513,826	0.32
$0.08	460,701	4.78	372,251	4.22
$0.14	389,035	1.97	389,035	1.97
$0.35	148,050	2.86	148,050	2.86
$0.54	2,843,996	3.34	2,843,996	3.34
$0.62	3,799,325	4.05	3,799,325	4.05
$1.38	979,480	4.95	979,480	4.95
$1.41	5,880,952	4.95	5,880,952	4.95
$1.81	706,880	5.46	706,880	5.46
$2.74	6,291,514	9.23	3,883,167	5.78
$2.80	6,052,744	6.85	4,247,210	6.74
$2.85	1,743,275	7.67	971,053	7.61
$2.90	8,120,490	8.03	3,602,295	7.92
$3.02	4,189,177	5.82	365,953	8.47
$3.07	1,095,617	8.53	193,875	9.21
$3.90	1,413,760	9.95	—	—
	47,454,759	6.70	28,897,348	5.45

The vesting period of the outstanding options is generally 4 years from the date of grant. The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted by the Company with a service condition only:

	Year Ended December 31,
	2021	2020
Expected term (in years)	5.19-6.11	5.86-6.5
Risk-free interest rate	0.61%-1.08%	0.45% -0.93%
Dividend yield	None	None
Volatility rate	50%	45%
Weighted average fair value of options at grant date	$7.131	$3.158

The Company selected the Black-Scholes Merton option pricing model as the most appropriate fair value method for its stock-options awards based on the market value of the underlying shares at the date of grant. Historical information for a selection of similar publicly traded companies was the basis for the expected volatility. Historical information and management expectations were the basis for the expected dividend yield. The expected lives of the options are based upon the simplified method per ASC 718. The risk-free interest rate was selected based upon yields of U.S. Treasury issues with a term equal to the expected life of the option being valued. Option vesting generally occurs in tranches up to four years.

As of December 31, 2021, there was approximately $108,664 of unrecognized compensation costs related to unamortized stock option compensation which is expected to be recognized over a weighted-average period of 2.04 years. Total unrecognized compensation cost will be recognized as incurred. In addition, as future grants are made, additional compensation costs will be incurred.

NOTE 14 – STOCK-BASED COMPENSATION (continued)

The following table presents a summary of stock option activity for the year ended December 31, 2021:

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
		Price per	Contractual	Intrinsic
	Shares	Share	Term	Value
Outstanding December 31, 2020	47,454,726	$3.92	$6.70	$83,639
Granted	5,685,264	$1.46	—	—
Exercised	(2,976,620)	$1.86	—	—
Settled in cash	(3,395,817)	$1.32	—	—
Expired	—	—	—	—
Forfeited	(1,827,384)	$2.14	—	—
Outstanding December 31, 2021	44,940,169	$4.01	$6.31	$232,538

Exercisable December 31, 2021	30,931,098	$2.12	$5.39	$161,762

The aggregate intrinsic value of options exercised was $17,102, $15,068 and $9,671 for the years ended December 31, 2021, 2020 and 2019, respectively. In 2021, 2020 and 2019, the Company has received a tax benefit of $1,401, $13 and $2,652, respectively, in excess of the tax benefit based on the intrinsic value on date of issuance of the share-based compensation, respectively.

Restricted Stock Units

In June 2021, the Company's Board of Directors adopted the Company's 2021 Omnibus Incentive Plan (the "2021 Plan"), pursuant to the approval of the 2021 Plan by the shareholders of the Company. Under the 2017 Plan and the 2021 Plan, restricted stock units (“RSUs”) may be granted to eligible grantees. RSUs generally vest over a period of four years and are subject to continued service. Note that the 2017 Plan RSUs are also subject to liquidity-based conditions. The liquidity-based conditions include an initial public offering, merger, sale or partial liquidation event as defined in the Company’s incentive plan and RSU agreement. The cost of RSUs granted is determined using the fair market value of the Company’s common stock on the date of grant. Prior to the Reverse Recapitalization, the fair market value of the Company’s common stock utilizing a combination of discounted cash flow and option pricing method methodologies. Key inputs and assumptions used (which are Level 3 inputs and assumptions) were forecasted future financial performance, discount rate, cost of equity and terminal growth rate. Prior to the Reverse Recapitalization, the implied common stock price was estimated based on the difference in the rights and preference between the preferred and common stock.

The following table summarizes the RSUs activity under the 2017 Plan and the 2021 Plan as of December 31, 2021:

		Weighted
		Average
		Grant Date
	Units	Fair Value
Outstanding December 31, 2020	1,721,572	$5.17
Awarded	9,105,563	$9.00
Settled in Cash	(440)	$2.74
Vested	(775,111)	$3.49
Forfeited	(326,557)	$8.59
Outstanding December 31, 2021	9,725,027	$8.76

NOTE 14 – STOCK-BASED COMPENSATION (continued)

In the year ended December 31, 2021, the Company granted options and RSUs that vest over a three and a half or four-year period from the grant date. In addition, 1,314,961 of the RSUs granted during the year ended December 31, 2021 are subject to continued service conditions. The liquidity-based conditions include an initial public offering, merger, sale or partial liquidation event as defined in the Company's incentive plan and RSU agreement. As of the close of the Reverse Recapitalization on June 25, 2021, the liquidity-based condition was satisfied. The Company recognized an immediate expense at the achievement of the performance condition in the amount of $5,415. In 2021, 2020 and 2019, the Company has received a tax benefit of $4,054, $0 and $0, respectively, in excess of the tax benefit based on the intrinsic value on date of issuance of the share-based compensation, respectively.

As indicated in Note 3, the Company approved and adopted the Transaction Bonus Pool associated with the Reverse Recapitalization. The RSUs associated with the Transaction Bonus Pool are subject to certain market-based and service conditions. Fifty percent of the RSUs shall vest if at any time during the 30 months following the Closing Date, the closing share price of Company Shares is greater than or equal to $15.00 over any 20 days trading within any 30 trading days period; and 50% of the RSUs shall vest if at any time during the 60 months following the Closing Date, the closing share price of Company Shares is greater than or equal to $17.00 over any 20 trading days within any 30 trading days period, subject to the grantee's continued status as an employee until and including the time the RSUs vest. In the year ended December 31, 2021, 940,000 RSUs were granted. The Company evaluated the fair value of this grant using a Monte Carlo simulation in the amount of $6,315.

The Company also issues RSU that are subject to only a service condition. During the year ended December 31, 2021, 6,850,602 of such RSUs were granted.

Options and RSUs

The Company records stock-based compensation expense for its equity incentive plans in accordance with the provisions of the authoritative accounting guidance, which requires the measurement and recognition of compensation expense based on estimated fair values.

The impact on our results of operations of recording stock-based compensation expense under the Company’s equity incentive plans were as follows:

	December 31,
	2021	2020	2019
Other operating expenses	$8,194	$3,033	$2,596
Research and development expenses	6,012	1,536	1,717
Sales and marketing expenses	10,916	1,995	1,715
General and administrative expenses	11,890	4,329	3,507
Total stock-based compensation	$37,012	$10,893	$9,535